UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-06071

DWS Institutional Funds

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 06/30

Date of reporting period: 9/30/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2009 (Unaudited)

Daily Assets Fund Institutional

	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 18.6%
Australia & New Zealand Banking Group Ltd., 0.29%, 1/14/2010	40,000,000	40,000,000
Bank of Montreal, 0.34%, 10/7/2009	30,000,000	30,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.:
0.28%, 12/18/2009	50,000,000	50,000,000
0.33%, 11/20/2009	26,000,000	26,000,000
0.35%, 10/13/2009	30,000,000	30,000,000
BNP Paribas, 0.82%, 11/5/2009	70,000,000	70,000,000
Credit Agricole SA, 0.34%, 10/20/2009	50,000,000	50,000,000
Credit Industriel et Commercial:
0.315%, 10/13/2009	25,000,000	25,000,000
0.32%, 10/15/2009	58,000,000	58,000,113
Dexia Credit Local:
0.63%, 10/1/2009	60,000,000	60,000,000

0.75%, 2/11/2010	64,000,000	64,001,178
0.9%, 1/26/2010	20,000,000	20,000,000
European Investment Bank, 4.0%, 3/3/2010	22,150,000	22,410,689
International Finance Corp., 1.2%, 5/3/2010	60,000,000	60,000,000
Kommunalbanken AS, 4.5%, 10/6/2010	15,000,000	15,588,600
Landeskreditbank Baden-Wuerttemberg Foerderbank, 4.25%, 9/15/2010	12,200,000	12,617,380
Landwirtschaftliche Rentenbank, 2.625%, 2/26/2010	16,000,000	16,112,328
Mizuho Corporate Bank Ltd., 0.25%, 12/7/2009	50,000,000	50,000,000
Nordea Bank Finland PLC, 0.75%, 9/23/2010	25,000,000	25,000,000
NRW.Bank:
5.0%, 11/9/2009	27,500,000	27,614,498
5.375%, 7/19/2010	22,150,000	22,875,793
Rabobank Nederland NV:
0.28%, 1/7/2010	50,000,000	50,000,000
0.49%, 1/15/2010	25,000,000	25,002,202
Svensk Exportkredit AB:
4.5%, 9/27/2010	37,542,000	38,945,078
4.875%, 1/19/2010	17,500,000	17,714,916
Svenska Handelsbanken AB:
0.35%, 10/7/2009	35,000,000	35,000,029
0.855%, 11/4/2009	64,000,000	64,000,301
Toronto-Dominion Bank, 0.75%, 2/8/2010	35,000,000	35,000,000
UBS AG, 0.55%, 12/29/2009	28,000,000	28,000,000
Wal-Mart Stores, Inc., 5.321%, 6/1/2010	30,000,000	30,924,951
Westpac Banking Corp., 0.93%, 6/28/2010	22,950,000	22,977,195

Total Certificates of Deposit and Bank Notes (Cost $1,122,785,251)		1,122,785,251
Commercial Paper 44.7%
Issued at Discount **
Allied Irish Banks North America, Inc.:
144A, 0.8%, 12/18/2009	40,000,000	39,930,667
144A, 0.9%, 12/22/2009	12,000,000	11,975,400
Amsterdam Funding Corp., 144A, 0.08%, 10/1/2009	21,078,000	21,078,000
Anglo Irish Bank Corp., Ltd.:
144A, 0.75%, 10/15/2009	77,000,000	76,977,542
144A, 0.8%, 12/10/2009	75,000,000	74,883,333
ASB Finance Ltd.:
0.34%, 12/14/2009	30,000,000	29,979,033
0.36%, 4/8/2010	20,000,000	19,962,200
0.9%, 12/9/2009	16,000,000	15,972,400
1.2%, 3/12/2010	10,000,000	9,946,000
BNP Paribas Finance, Inc., 0.06%, 10/1/2009	89,802,000	89,802,000
BNZ International Funding Ltd., 144A, 0.31%, 11/13/2009	25,000,000	24,990,743
BP Capital Markets PLC:
0.76%, 10/13/2009	25,000,000	24,993,667
0.78%, 10/22/2009	60,000,000	59,972,700
Caisse D'Amortissement de la Dette Sociale:
0.65%, 3/12/2010	20,000,000	19,941,500
0.7%, 1/8/2010	10,000,000	9,980,750
Charta Corp., 144A, 0.35%, 11/4/2009	60,000,000	59,980,167
Citibank Credit Card Issuance Trust, 144A, 0.26%, 10/2/2009	15,000,000	14,999,892
Citibank Omni Master Trust:
144A, 0.6%, 10/7/2009	25,000,000	24,997,500
144A, 0.6%, 10/14/2009	25,000,000	24,994,583
144A, 0.6%, 10/21/2009	17,688,000	17,682,104
144A, 0.6%, 10/28/2009	30,000,000	29,986,500

Danske Corp.:
144A, 0.22%, 10/19/2009	125,000,000	124,986,250
144A, 0.6%, 1/11/2010	20,000,000	19,966,000
Dexia Delaware LLC, 0.29%, 10/2/2009	60,000,000	59,999,517
Eli Lilly & Co., 144A, 0.75%, 10/5/2009	50,000,000	49,995,833
General Electric Capital Corp., 0.32%, 10/21/2009	50,000,000	49,991,111
General Electric Capital Services, Inc., 0.8%, 11/2/2009	35,000,000	34,975,111
Grampian Funding LLC:
144A, 0.37%, 10/5/2009	78,000,000	77,996,793
144A, 0.37%, 10/14/2009	80,000,000	79,989,311
Irish Life & Permanent PLC:
144A, 0.89%, 12/30/2009	27,000,000	26,939,925
144A, 1.0%, 12/22/2009	26,000,000	25,940,778
144A, 1.05%, 12/21/2009	26,000,000	25,938,575
JPMorgan Chase & Co., 0.05%, 10/1/2009	39,922,000	39,922,000
LMA Americas LLC, 144A, 0.23%, 10/19/2009	36,221,000	36,216,835
Nieuw Amsterdam Receivables Corp., 144A, 0.23%, 11/3/2009	40,000,000	39,991,567
NRW.Bank:
0.4%, 3/3/2010	32,000,000	31,945,600
0.41%, 10/6/2009	50,000,000	49,997,153
0.46%, 11/13/2009	45,000,000	44,975,275
0.48%, 2/5/2010	34,000,000	33,942,427
0.6%, 11/12/2009	14,000,000	13,990,200
Romulus Funding Corp.:
144A, 0.55%, 10/2/2009	45,000,000	44,999,312
144A, 0.55%, 10/8/2009	20,000,000	19,997,861
Scaldis Capital LLC:
0.26%, 10/9/2009	50,000,000	49,997,111
0.27%, 10/13/2009	75,000,000	74,993,250
0.27%, 10/14/2009	60,000,000	59,994,150
0.27%, 10/19/2009	50,000,000	49,993,250
Societe Generale North America, Inc., 0.04%, 10/1/2009	100,000,000	100,000,000
Starbird Funding Corp., 144A, 0.08%, 10/1/2009	29,000,000	29,000,000
Straight-A Funding LLC:
144A, 0.22%, 11/17/2009	50,000,000	49,985,639
144A, 0.22%, 11/18/2009	50,000,000	49,985,333
144A, 0.23%, 10/28/2009	15,000,000	14,997,412
144A, 0.23%, 12/11/2009	63,000,000	62,971,422
144A, 0.25%, 11/25/2009	21,016,000	21,007,973
144A, 0.34%, 10/14/2009	70,117,000	70,108,391
144A, 0.35%, 10/8/2009	45,000,000	44,996,937
144A, 0.35%, 10/9/2009	50,000,000	49,996,111
144A, 0.36%, 10/1/2009	52,000,000	52,000,000
Swedbank AB:
144A, 0.81%, 3/30/2010	25,000,000	24,898,750
144A, 0.86%, 6/3/2010	25,000,000	24,853,681
144A, 0.89%, 5/28/2010	30,000,000	29,822,742
144A, 0.99%, 5/12/2010	62,000,000	61,619,785
144A, 1.07%, 6/10/2010	35,000,000	34,737,850
Tasman Funding, Inc.:
144A, 0.28%, 10/9/2009	37,000,000	36,997,698
144A, 0.28%, 10/15/2009	35,000,000	34,996,189
Victory Receivables Corp., 144A, 0.25%, 10/19/2009	40,000,000	39,995,000

Total Commercial Paper (Cost $2,703,672,789)		2,703,672,789
Short Term Notes * 20.0%
Bayerische Landesbank, 0.306%, 10/22/2010	20,000,000	19,976,278

Canadian Imperial Bank of Commerce:
0.23%, 2/23/2010	50,000,000	50,000,000
0.23%, 3/4/2010	100,000,000	100,000,000
Commonwealth Bank of Australia, 144A, 0.385%, 6/24/2010	60,000,000	60,000,000
DnB NOR Bank ASA, 144A, 0.58%, 10/13/2009	25,000,000	25,002,664
General Electric Capital Corp., 0.938%, 12/9/2010	16,000,000	16,153,251
Inter-American Development Bank, 0.401%, 2/19/2010	56,000,000	56,000,000
International Bank for Reconstruction & Development:
0.42%, 2/8/2010	72,000,000	72,030,894
0.441%, 2/1/2010	65,500,000	65,498,690
1.012%, 5/20/2010	55,000,000	55,000,000
JPMorgan Chase & Co.:
0.496%, 2/23/2010	20,000,000	20,004,180
0.781%, 11/19/2009	15,000,000	15,010,301
Kreditanstalt fuer Wiederaufbau, 0.553%, 1/21/2010	46,000,000	46,000,000
Natixis, 0.33%, 12/10/2009	92,000,000	92,000,000
Procter & Gamble International Funding SCA, 0.478%, 5/7/2010	54,000,000	54,000,000
Queensland Treasury Corp., 0.38%, 6/18/2010	44,000,000	44,000,000
Rabobank Nederland NV:
144A, 0.243%, 2/1/2010	30,765,000	30,764,967
144A, 0.258%, 4/7/2011	60,000,000	60,000,000
144A, 0.44%, 9/16/2010	26,000,000	26,000,000
144A, 0.684%, 10/9/2009	27,500,000	27,500,000
144A, 0.831%, 5/19/2010	32,000,000	32,095,569
Societe Generale, 0.213%, 4/19/2010	60,000,000	60,000,000
Swedbank AB, 144A, 0.401%, 5/19/2010	25,000,000	25,000,000
The Goldman Sachs Group, Inc., 0.834%, 12/3/2010	14,000,000	14,115,402
Westpac Banking Corp.:
144A, 0.335%, 7/2/2010	90,000,000	90,000,000
0.627%, 7/6/2010	55,000,000	55,000,000

Total Short Term Notes (Cost $1,211,152,196)		1,211,152,196
Municipal Bonds and Notes 1.1%
Connecticut, State Health & Educational Revenue, Yale University:
0.24%, 10/23/2009	15,000,000	14,997,800
0.4%, 10/22/2009	10,200,000	10,197,620
Lake Zurich, IL, Industrial Development Revenue, Screenco LLC/ScreenFlex Project, AMT, 0.6% ***, 3/1/2018, LaSalle Bank NA (a)	1,165,000	1,165,000
Massachusetts, State Health & Educational Facilities Authority Revenue, Northeastern University, Series X, 0.4% ***, 10/1/2028, TD Bank NA (a)	11,865,000	11,865,000
Tinley Park, IL, Industrial Development Revenue, Harbor Tool Manufacturing, Inc. Project, AMT, 0.6% ***, 7/1/2020, Lasalle Bank NA (a)	1,840,000	1,840,000
West Virginia, Public Energy Authority Revenue, Morgantown Associates Project, AMT, 1.95% ***, 7/1/2017, Dexia Credit Local (a)	25,000,000	25,000,000

Total Municipal Bonds and Notes (Cost $65,065,420)		65,065,420
Government & Agency Obligations 9.1%
Foreign Government Obligations 2.9%
Government of Canada:
0.85%, 11/19/2009	12,000,000	11,986,117
0.9%, 11/30/2009	25,000,000	24,962,500
Kingdom of Sweden, 1.0%, 4/26/2010	45,000,000	45,019,544
Republic of Ireland:
0.26%, 10/5/2009	50,000,000	49,998,555
0.3%, 10/23/2009	25,000,000	24,995,417

0.45%, 10/22/2009	15,000,000	14,996,062

		171,958,195
US Government Sponsored Agencies 3.8%
Federal Farm Credit Bank:
0.347% *, 4/1/2010	35,000,000	35,000,000
0.65% *, 3/26/2010	45,000,000	45,000,000
Federal Home Loan Bank:
0.31% *, 11/15/2010	40,000,000	39,993,193
0.79% *, 3/11/2010	55,700,000	55,696,799
Federal Home Loan Mortgage Corp.:
0.246% **, 12/8/2009	20,000,000	19,990,555
0.428% **, 5/17/2010	20,000,000	19,945,533
Federal National Mortgage Association, 0.548% **, 8/5/2010	15,000,000	14,929,417

		230,555,497
US Treasury Obligations 2.4%
US Treasury Bill, 0.5% **, 7/29/2010	15,000,000	14,937,292
US Treasury Notes:
1.75%, 3/31/2010	25,000,000	25,188,204
2.125%, 1/31/2010	40,000,000	40,230,523
2.375%, 8/31/2010	42,000,000	42,724,348
2.75%, 7/31/2010	22,300,000	22,749,110

		145,829,477

Total Government & Agency Obligations (Cost $548,343,169)		548,343,169
Time Deposit 3.8%
Citibank NA, 0.11%, 10/1/2009 (Cost $233,095,000)	233,095,000	233,095,000
Repurchase Agreements 4.0%
JPMorgan Securities, Inc., 0.05%, dated 9/30/2009, to be repurchased at $239,933,071 on 10/1/2009 (b) (Cost $239,932,738)	239,932,738	239,932,738
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $6,124,046,563) †	101.3	6,124,046,563
Other Assets and Liabilities, Net	(1.3)	(76,556,770)

Net Assets	100.0	6,047,489,793

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of September 30, 2009.

**	Annualized yield at time of purchase; not a coupon rate.
***

Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of September 30, 2009.

†	The cost for federal income tax purposes was $6,124,046,563.
(a)	Security incorporates a letter of credit from the bank listed.
(b)

Collateralized by $1,412,421,010 Federal National Mortgage Association - Interest Only, with various coupon rates from 4.5-9.5%, with various maturity dates of 2/1/2018-9/25/2039 with a value of $247,131,038.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Most securities held by a money market fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund's investments:

Assets	Level 1	Level 2	Level 3	Total
Short-Term Investments (c)	$ —	$ 6,124,046,563	$ —	$ 6,124,046,563
Total	$ —	$ 6,124,046,563	$ —	$ 6,124,046,563
(c)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Daily Assets Fund Institutional, a series of DWS Institutional Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	November 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Daily Assets Fund Institutional, a series of DWS Institutional Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	November 19, 2009

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 19, 2009